UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  x             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

  January 1, 2014   to   December 31, 2014

Date of Report (Date of earliest event reported)   February 10, 2015

Commission File Number of securitizer:  None assigned

Central Index Key Number of securitizer:  0001632865

            New Residential Advance Depositor LLC
Name of Securitizer

                    Jonathan Grebinar, Phone: (212) 823-5597
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:           February 10, 2015

NEW RESIDENTIAL ADVANCE DEPOSITOR LLC
(Securitizer)

By:	/s/ Cameron MacDougall
Name: Cameron MacDougall
Title: Secretary